BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Details Narrative)	Feb. 28, 2025 USD ($)	Feb. 28, 2025 SGD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2024 SGD ($)	Jan. 05, 2024 USD ($) $ / shares shares	Sep. 29, 2022 shares	Feb. 14, 2022 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares shares	Aug. 25, 2025 USD ($) $ / shares shares	May 01, 2025	Dec. 31, 2024 $ / shares shares
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share capital | $					$ 100,000				$ 100,000
Ordinary shares, shares authorized					200,000,000		100,000,000	200,000,000	200,000,000		200,000,000
Ordinary shares, par value | $ / shares					$ 0.0005		$ 0.001	$ 0.0005	$ 0.0005		$ 0.0005
Authorized share capital | $					$ 100,000
Description of forward stock split					1:2 forward stock split
Inneova Engineering Pte Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Business acquisition, percentage										100.00%
Sale of stock, value	$ 7,600,000	$ 10,235,000	$ 7,600,000	$ 10,235,000
Acquisition Agreement [Member] | Celestial Horizon Holdings Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of shareholding interest							4.90%
Acquisition Agreement [Member] | Celestial Horizon Holdings Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares acquired							49
Number of shares owned							49
Acquisition Agreement [Member] | Celestial Horizon Holdings Limited [Member] | Soon Aik Global Pte Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Business combination, consideration | $							$ 800,000
Acquisition Agreement [Member] | Soon Aik Global Pte Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares owned							949
Sale and Purchase Agreement [Member] | Soon Aik Global Pte Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued						1
Reorganization Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Description of forward stock split					Soon Aik surrendered in aggregate 9,272,250 ordinary shares to the Company. Celestial surrendered in aggregate 477,750 ordinary shares to the Company. Unless otherwise indicated, all references to Ordinary Shares, share data, per share data, and related information have been retroactively adjusted, where applicable, in the Public Offering to reflect the 1:2 forward stock split of our Ordinary Shares on January 5, 2024 and the shares surrendered by our existing shareholders on January 5, 2024 and January 18, 2024 as if they had occurred at the beginning of the earlier period presented.
Reorganization Agreement [Member] | Soon Aik Global Pte Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership interest held					95.10%
Number of shares owned					8,559,000
Reorganization Agreement [Member] | Celestial Horizon Holdings Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of ownership interest held					4.90%
Number of shares owned					441,000
Reorganization Agreement [Member] | Soon Aik Global Pte Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued						8,915,624
Reorganization Agreement [Member] | Celestial Horizon Holdings Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued						459,375
Reorganization Agreement [Member] | Celestial Horizon Holdings Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of shareholding interest						4.90%
Reorganization Agreement [Member] | Soon Aik Global Pte Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage of shareholding interest						95.10%
Reorganization Agreement [Member] | Celestial Horizon Holdings Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of share transferred						49
Reorganization Agreement [Member] | Soon Aik Global Pte Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of share transferred						951
Common Class A [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ordinary shares, shares authorized								150,000,000	150,000,000		150,000,000
Ordinary shares, par value | $ / shares									$ 0.0005
Common Class B [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ordinary shares, shares authorized								25,000,000	25,000,000		25,000,000
Ordinary shares, par value | $ / shares									$ 0.0005
Preferred Shares [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ordinary shares, shares authorized									25,000,000
Ordinary shares, par value | $ / shares									$ 0.0005